Quarterly Holdings Report
for
Fidelity® Series Select International Small Cap Fund
January 31, 2025
SSI-NPRT1-0425
1.9906201.102
Common Stocks - 95.7%
	Shares	Value ($)
AUSTRALIA - 7.4%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
CAR Group Ltd	309	7,700
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Amotiv Ltd	990	6,589
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Beach Energy Ltd	6,020	5,644
Whitehaven Coal Ltd	1,357	5,099
		10,743
Financials - 1.4%
Insurance - 1.4%
nib holdings Ltd/Australia	1,920	6,834
Steadfast Group Ltd	2,981	10,709
		17,543
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Ansell Ltd	380	8,262
Industrials - 1.1%
Ground Transportation - 0.3%
Aurizon Holdings Ltd	2,153	4,357
Professional Services - 0.8%
ALS Ltd	939	9,467
Materials - 1.8%
Chemicals - 0.5%
Incitec Pivot Ltd	3,494	6,454
Metals & Mining - 1.3%
Evolution Mining Ltd	2,733	9,498
Imdex Ltd	4,244	6,886
		16,384
TOTAL MATERIALS		22,838

Real Estate - 0.6%
Specialized REITs - 0.6%
National Storage REIT unit	5,522	7,632
TOTAL AUSTRALIA		95,131
AUSTRIA - 1.3%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Schoeller-Bleckmann Oilfield Equipment AG	157	5,619
Industrials - 0.2%
Electrical Equipment - 0.2%
Zumtobel Group AG	440	2,259
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (a)	127	1,738
Materials - 0.6%
Construction Materials - 0.6%
Wienerberger AG	268	7,857
TOTAL AUSTRIA		17,473
BAILIWICK OF JERSEY - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
JTC PLC (b)(c)	725	8,917
BELGIUM - 2.1%
Communication Services - 0.4%
Entertainment - 0.4%
Kinepolis Group NV	130	5,199
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fagron	406	8,053
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Azelis Group NV	277	5,707
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.4%
Barco NV	500	4,995
IT Services - 0.3%
Econocom Group SA/NV	2,021	3,791
TOTAL INFORMATION TECHNOLOGY		8,786

TOTAL BELGIUM		27,745
FINLAND - 1.5%
Materials - 0.9%
Chemicals - 0.4%
Kemira Oyj	250	5,519
Containers & Packaging - 0.5%
Huhtamaki Oyj	173	6,404
TOTAL MATERIALS		11,923

Utilities - 0.6%
Electric Utilities - 0.6%
Fortum Oyj	560	8,133
TOTAL FINLAND		20,056
FRANCE - 4.8%
Communication Services - 0.6%
Entertainment - 0.2%
Ubisoft Entertainment SA (a)	200	2,308
Media - 0.4%
IPSOS SA	117	5,561
TOTAL COMMUNICATION SERVICES		7,869

Consumer Discretionary - 0.3%
Household Durables - 0.3%
SEB SA	40	3,811
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA (a)	514	9,806
Health Care - 0.7%
Pharmaceuticals - 0.7%
Euroapi SA (a)	363	1,216
Virbac SACA	23	7,731
		8,947
Industrials - 1.4%
Commercial Services & Supplies - 0.5%
Elis SA	300	6,143
Trading Companies & Distributors - 0.9%
Rexel SA	413	10,960
TOTAL INDUSTRIALS		17,103

Information Technology - 0.4%
IT Services - 0.4%
Alten SA	56	5,185
Materials - 0.4%
Construction Materials - 0.4%
Vicat SACA	127	5,310
Real Estate - 0.2%
Residential REITs - 0.2%
Altarea SCA (a)	24	2,510
TOTAL FRANCE		60,541
GERMANY - 3.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
SAF-Holland SE	523	8,996
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Gerresheimer AG	65	4,579
Industrials - 1.4%
Aerospace & Defense - 0.4%
Hensoldt AG	130	5,230
Commercial Services & Supplies - 0.6%
Bilfinger SE	141	7,270
Machinery - 0.4%
Stabilus SE	146	4,839
TOTAL INDUSTRIALS		17,339

Information Technology - 0.3%
Software - 0.3%
Mensch und Maschine Software SE (a)	82	4,423
Materials - 0.5%
Chemicals - 0.5%
LANXESS AG	140	3,814
Wacker Chemie AG	35	2,411
		6,225
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Patrizia SE	574	4,805
TOTAL GERMANY		46,367
HONG KONG - 1.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Melco International Development Ltd (a)	3,000	1,663
Specialty Retail - 0.4%
Luk Fook Holdings International Ltd	2,586	4,747
TOTAL CONSUMER DISCRETIONARY		6,410

Industrials - 0.2%
Marine Transportation - 0.2%
Pacific Basin Shipping Ltd	17,600	3,569
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASMPT Ltd	569	5,188
Real Estate - 0.4%
Real Estate Management & Development - 0.3%
Hysan Development Co Ltd	2,024	2,920
Retail REITs - 0.1%
Fortune Real Estate Investment Trust	3,496	1,794
TOTAL REAL ESTATE		4,714

TOTAL HONG KONG		19,881
IRELAND - 1.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Dalata Hotel Group PLC	1,460	7,172
Consumer Staples - 0.6%
Beverages - 0.6%
C&C Group PLC	4,268	7,716
Financials - 0.5%
Banks - 0.5%
Bank of Ireland Group PLC	675	6,741
TOTAL IRELAND		21,629
ISRAEL - 2.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Bezeq The Israeli Telecommunication Corp Ltd	6,330	10,068
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	128	9,588
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Nova Ltd (Israel) (a)	50	12,037
TOTAL ISRAEL		31,693
ITALY - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
RAI Way SpA (b)(c)	300	1,786
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Brembo NV	654	6,388
Financials - 1.7%
Banks - 0.7%
Banco BPM SpA	1,000	8,839
Capital Markets - 1.0%
Banca Generali SpA	257	12,915
TOTAL FINANCIALS		21,754

Industrials - 0.5%
Building Products - 0.2%
Carel Industries SpA (b)(c)	144	2,883
Machinery - 0.3%
GVS SpA (a)(b)(c)	739	3,753
TOTAL INDUSTRIALS		6,636

TOTAL ITALY		36,564
JAPAN - 38.3%
Communication Services - 1.0%
Entertainment - 0.5%
Daiichikosho Co Ltd	556	6,472
Wireless Telecommunication Services - 0.5%
Okinawa Cellular Telephone Co	259	7,112
TOTAL COMMUNICATION SERVICES		13,584

Consumer Discretionary - 6.6%
Automobile Components - 1.0%
Shoei Co Ltd	430	5,963
Stanley Electric Co Ltd	408	6,806
		12,769
Broadline Retail - 0.4%
ASKUL Corp	541	5,930
Distributors - 0.5%
PALTAC Corp	232	6,483
Hotels, Restaurants & Leisure - 1.6%
Food & Life Cos Ltd	350	7,830
Koshidaka Holdings Co Ltd	950	6,517
Kyoritsu Maintenance Co Ltd	346	6,847
		21,194
Household Durables - 1.5%
Haseko Corp	668	8,769
Nikon Corp	300	3,214
Rinnai Corp	310	6,833
		18,816
Leisure Products - 0.9%
Roland Corp	186	4,737
Sega Sammy Holdings Inc	330	6,387
		11,124
Specialty Retail - 0.7%
Nextage Co Ltd	570	5,502
Workman Co Ltd	133	3,723
		9,225
TOTAL CONSUMER DISCRETIONARY		85,541

Consumer Staples - 3.0%
Consumer Staples Distribution & Retail - 0.6%
Cosmos Pharmaceutical Corp	172	8,050
Food Products - 2.0%
Kotobuki Spirits Co Ltd	630	9,207
Morinaga & Co Ltd/Japan	444	7,653
Toyo Suisan Kaisha Ltd	125	8,077
		24,937
Personal Care Products - 0.4%
Milbon Co Ltd	262	5,385
TOTAL CONSUMER STAPLES		38,372

Financials - 2.7%
Banks - 1.5%
Hokuhoku Financial Group Inc	550	7,481
Suruga Bank Ltd	1,488	11,567
		19,048
Financial Services - 1.2%
Fuyo General Lease Co Ltd	110	8,198
Zenkoku Hosho Co Ltd	220	7,805
		16,003
TOTAL FINANCIALS		35,051

Health Care - 2.6%
Health Care Equipment & Supplies - 0.3%
Nagaileben Co Ltd	290	3,887
Health Care Providers & Services - 0.9%
As One Corp	400	6,539
H.U. Group Holdings Inc	340	5,569
		12,108
Pharmaceuticals - 1.4%
Kissei Pharmaceutical Co Ltd	235	5,985
Sawai Group Holdings Co Ltd	400	5,166
Tsumura & CO	219	6,448
		17,599
TOTAL HEALTH CARE		33,594

Industrials - 12.5%
Air Freight & Logistics - 0.3%
AZ-COM MARUWA Holdings Inc	600	4,426
Building Products - 1.4%
Sanwa Holdings Corp	568	17,777
Commercial Services & Supplies - 1.6%
Aeon Delight Co Ltd	230	6,054
Daiei Kankyo Co Ltd	400	7,298
Park24 Co Ltd	516	6,813
		20,165
Construction & Engineering - 0.5%
Penta-Ocean Construction Co Ltd	1,408	5,939
Electrical Equipment - 0.9%
SWCC Corp	250	12,190
Ground Transportation - 0.6%
Kyushu Railway Co	310	7,538
Machinery - 5.0%
Daihatsu Diesel Manufacturing Co Ltd (a)	600	8,896
Fujitec Co Ltd	230	8,756
Fukushima Galilei Co Ltd	360	6,137
Hosokawa Micron Corp	180	5,024
Kawasaki Heavy Industries Ltd	170	7,679
Meidensha Corp	200	5,112
Mitsubishi Logisnext Co Ltd	300	3,842
Miura Co Ltd	250	6,024
Nabtesco Corp	367	6,562
Takeuchi Manufacturing Co Ltd	160	5,601
		63,633
Professional Services - 0.8%
BayCurrent Inc	250	10,660
Trading Companies & Distributors - 0.7%
Inaba Denki Sangyo Co Ltd	400	9,527
Transportation Infrastructure - 0.7%
Kamigumi Co Ltd	398	8,671
TOTAL INDUSTRIALS		160,526

Information Technology - 4.7%
Electronic Equipment, Instruments & Components - 2.7%
Anritsu Corp	491	4,513
Azbil Corp	784	5,906
Daiwabo Holdings Co Ltd	350	6,812
Dexerials Corp	350	4,561
Maruwa Co Ltd/Aichi	27	6,611
Riken Keiki Co Ltd	140	2,804
Taiyo Yuden Co Ltd	200	2,795
		34,002
IT Services - 1.3%
Digital Garage Inc	150	3,851
NSD Co Ltd	300	6,334
Zuken Inc	230	7,242
		17,427
Semiconductors & Semiconductor Equipment - 0.3%
SUMCO Corp	559	4,127
Software - 0.4%
WingArc1st Inc	250	5,519
TOTAL INFORMATION TECHNOLOGY		61,075

Materials - 3.0%
Chemicals - 1.4%
Kaneka Corp	248	6,020
Resonac Holdings Corp	325	7,879
Valqua Ltd	198	4,161
		18,060
Containers & Packaging - 0.5%
FP Corp	351	6,841
Metals & Mining - 1.1%
Daido Steel Co Ltd	450	3,584
Dowa Holdings Co Ltd	182	5,420
UACJ Corp	150	5,153
		14,157
TOTAL MATERIALS		39,058

Real Estate - 1.9%
Industrial REITs - 0.4%
SOSiLA Logistics REIT Inc	7	4,987
Real Estate Management & Development - 1.1%
Relo Group Inc	488	5,981
Tokyo Tatemono Co Ltd	573	8,836
		14,817
Residential REITs - 0.4%
Daiwa Securities Living Investment Corporation	8	4,609
TOTAL REAL ESTATE		24,413

Utilities - 0.3%
Gas Utilities - 0.3%
Nippon Gas Co Ltd	263	3,688
TOTAL JAPAN		494,902
NETHERLANDS - 1.3%
Industrials - 0.4%
Electrical Equipment - 0.4%
TKH Group NV depository receipt	130	4,798
Materials - 0.2%
Chemicals - 0.2%
OCI NV	340	3,927
Real Estate - 0.7%
Retail REITs - 0.7%
Eurocommercial Properties NV (a)	356	8,698
TOTAL NETHERLANDS		17,423
NEW ZEALAND - 0.8%
Utilities - 0.8%
Electric Utilities - 0.8%
Contact Energy Ltd	1,910	10,019
NORWAY - 2.0%
Communication Services - 0.4%
Media - 0.4%
Schibsted ASA A Shares	210	6,234
Energy - 0.9%
Energy Equipment & Services - 0.9%
DOF Group ASA A Shares (a)	847	7,139
TGS ASA	389	3,932
		11,071
Financials - 0.7%
Banks - 0.7%
SpareBank 1 SMN	550	8,868
TOTAL NORWAY		26,173
SINGAPORE - 1.2%
Real Estate - 1.2%
Hotel & Resort REITs - 0.5%
CDL Hospitality Trusts unit	9,532	6,054
Industrial REITs - 0.5%
Mapletree Industrial Trust	3,885	5,989
Real Estate Management & Development - 0.2%
Wing Tai Holdings Ltd	4,256	3,849
TOTAL SINGAPORE		15,892
SPAIN - 2.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	179	4,791
Financials - 0.7%
Banks - 0.7%
Bankinter SA	1,087	9,283
Industrials - 1.4%
Air Freight & Logistics - 0.8%
Logista Integral SA	317	9,596
Machinery - 0.6%
Fluidra SA	310	8,001
TOTAL INDUSTRIALS		17,597

Materials - 0.4%
Metals & Mining - 0.4%
Acerinox SA	500	5,034
TOTAL SPAIN		36,705
SWEDEN - 3.5%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
JM AB	240	3,566
Consumer Staples - 0.7%
Food Products - 0.7%
AAK AB	310	9,031
Financials - 0.7%
Capital Markets - 0.7%
Avanza Bank Holding AB	310	9,344
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Arjo AB B Shares	1,090	3,913
Industrials - 1.1%
Commercial Services & Supplies - 0.5%
Loomis AB	210	6,708
Trading Companies & Distributors - 0.6%
AddTech AB B Shares	241	7,051
TOTAL INDUSTRIALS		13,759

Materials - 0.5%
Metals & Mining - 0.5%
Granges AB	500	6,088
TOTAL SWEDEN		45,701
SWITZERLAND - 3.2%
Financials - 1.3%
Capital Markets - 1.3%
VZ Holding AG	94	16,205
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Tecan Group AG	23	5,960
Industrials - 0.7%
Machinery - 0.7%
Bucher Industries AG	16	6,465
OC Oerlikon Corp AG Pfaffikon	793	3,197
		9,662
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sensirion Holding AG (a)(b)(c)	25	1,820
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
PSP Swiss Property AG	57	8,430
TOTAL SWITZERLAND		42,077
UNITED KINGDOM - 12.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Zegona Communications plc (a)	900	5,245
Consumer Discretionary - 2.5%
Broadline Retail - 0.5%
B&M European Value Retail SA	1,766	7,097
Distributors - 0.5%
Inchcape PLC	797	6,670
Hotels, Restaurants & Leisure - 0.5%
J D Wetherspoon PLC	807	6,254
Household Durables - 0.7%
Vistry Group PLC (a)	964	7,154
Specialty Retail - 0.3%
Pets at Home Group Plc	1,177	3,298
TOTAL CONSUMER DISCRETIONARY		30,473

Energy - 0.2%
Energy Equipment & Services - 0.2%
John Wood Group PLC (a)	3,300	2,963
Financials - 2.2%
Capital Markets - 0.5%
Intermediate Capital Group PLC	250	7,346
Insurance - 1.7%
Lancashire Holdings Ltd	1,523	12,256
Sabre Insurance Group PLC (b)(c)	5,571	9,145
		21,401
TOTAL FINANCIALS		28,747

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (b)(c)	1,900	5,819
Industrials - 3.3%
Aerospace & Defense - 0.6%
Senior PLC	4,031	8,257
Commercial Services & Supplies - 0.9%
Mitie Group PLC	7,896	11,455
Industrial Conglomerates - 0.6%
DCC PLC	110	7,638
Passenger Airlines - 0.8%
JET2 PLC	516	9,795
Trading Companies & Distributors - 0.4%
RS GROUP PLC	600	4,839
TOTAL INDUSTRIALS		41,984

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Spectris PLC	192	7,228
Materials - 0.9%
Chemicals - 0.2%
Elementis PLC	1,900	3,717
Metals & Mining - 0.7%
Hill & Smith PLC	347	8,580
TOTAL MATERIALS		12,297

Real Estate - 1.8%
Real Estate Management & Development - 1.1%
Grainger PLC	2,272	6,000
Savills PLC	600	7,946
		13,946
Residential REITs - 0.7%
UNITE Group PLC/The	923	9,807
TOTAL REAL ESTATE		23,753

TOTAL UNITED KINGDOM		158,509
UNITED STATES - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Samsonite International SA (b)(c)	2,000	5,800
TOTAL COMMON STOCKS (Cost $1,099,421)		1,239,198

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
GERMANY - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Jungheinrich AG (Cost $6,374)	251	6,499

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $47,849)	4.37	47,839	47,849

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,153,644)	1,293,546
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,327
NET ASSETS - 100.0%	1,294,873

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,923 or 3.1% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $39,923 or 3.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	50,083	2,234	87	-	-	47,849	47,839	0.0%
Total	-	50,083	2,234	87	-	-	47,849	47,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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